Average Annual Total Returns		12 Months Ended		47 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.08%
MSCI WORLD Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		21.09%	11.67%
MSCI USA Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.96%	17.31%
FIS Christian Stock Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent			9.03%	6.76%
Performance Inception Date				Feb. 08, 2022
FIS Christian Stock Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.85%	6.53%
FIS Christian Stock Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.47%	5.23%
FIS Bright Portfolios Focused Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.95%	19.93%
Performance Inception Date		Dec. 20, 2024
FIS Bright Portfolios Focused Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.80%	19.78%
FIS Bright Portfolios Focused Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	11.90%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	Effective February 27, 2026, the Fund changed its primary benchmark from the MSCI WORLD Index Net (USD) to the MSCI ACWI Index. The Adviser believes the MSCI ACWI Index more closely reflects the Fund's current investment strategy and portfolio composition. Performance for the MSCI WORLD Index Net (USD), the Fund's former benchmark, is also shown for comparative purposes.
[3]	The MSCI USA Net Total Return USD Index is calculated using a net return methodology, which generally assumes the reinvestment of dividends after the deduction of applicable withholding taxes as determined by the index provider. The withholding tax rates used by the index provider may differ from the rates applicable to the Fund, and as a result, index performance may be lower than if the index used the Fund's applicable withholding tax rates, if any.